UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Semiannual Report
11.30.11

A look at performance

Total returns for the period ended November 30, 2011

									SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day	yield (%)
	with maximum sales charge			with maximum sales charge				yield (%)	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-11	11-30-11

Class A	1.18	2.78	3.89	–0.27	1.18	14.68	46.50	3.08	2.98

Class B	0.15	2.61	3.75	–0.93	0.15	13.77	44.53	2.47	2.37

Class C	4.26	2.96	3.60	3.07	4.26	15.68	42.37	2.47	2.37

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.86	1.61	1.61
Gross (%)	0.96	1.71	1.71

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Tax-Free Bond Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B2	11-30-01	$14,453	$14,453	$16,411

Class C2	11-30-01	14,237	14,237	16,411

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 No contingent deferred sales charge is applicable.

Semiannual report | Tax-Free Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2011 with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,044.60	$4.45

Class B	1,000.00	1,040.70	8.26

Class C	1,000.00	1,040.70	8.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Tax-Free Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2011, with the same investment held until November 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,020.70	$4.40

Class B	1,000.00	1,016.90	8.17

Class C	1,000.00	1,016.90	8.17

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.87%, 1.62% and 1.62% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | Tax-Free Bond Fund	9

Portfolio summary

Top 10 Holdings (23.3% of Net Assets on 11-30-11)[1,2]

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-1-19	5.6%

Madera County Certificates of Participation, 6.500%, 3-15-15	2.5%

Massachusetts Water Resources Authority, 5.000%, 8-1-40	2.5%

Commonwealth of Massachusetts, 5.500%, 12-1-24	2.2%

San Joaquin Hills Transportation Corridor Agency, 5.650%, 1-15-17	2.0%

South Carolina State Public Service Authority, 5.000%, 1-1-40	1.8%

New York City Municipal Water Finance Authority, 5.000%, 6-15-39	1.8%

Port Authority of New York & New Jersey, 6.750%, 10-1-19	1.7%

New York State Dormitory Authority, 5.000%, 7-1-35	1.6%

San Bernardino County, 5.500%, 8-1-17	1.6%

Sector Composition[1,3]

General Obligation Bonds	6.9%	Tobacco	5.9%

Revenue Bonds		Education	5.8%

Transportation	18.8%	Airport	4.5%

Utilities	17.2%	Pollution	4.2%

Water & Sewer	7.0%	Facilities	1.3%

Health Care	6.5%	Other Revenue	13.9%

Development	5.9%	Short-Term Investments & Other	2.1%

Quality Composition[1,4]

AAA	13.4%

AA	33.9%

A	29.5%

BBB	10.0%

BB	1.1%

B	3.1%

CCC & Below	1.0%

Not Rated	5.9%

Short-Term Investments & Other	2.1%

1 As a percentage of net assets on 11-30-11.

2 Cash and cash equivalents not included.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-11 and do not reflect subsequent downgrades or upgrades, if any.

10	Tax-Free Bond Fund | Semiannual report

Fund’s investments

As of 11-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.86%				$455,582,341

(Cost $419,592,984)

Alabama 0.45%				2,116,260

Birmingham Special Care Facilities
Financing Authority Childrens Hospital	6.125	06-01-34	$2,000,000	2,116,260

Arizona 0.47%				2,171,532

Arizona Health Facilities Authority
Phoenix Memorial Hospital (H)	8.200	06-01-21	2,150,000	22

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,141,280

Phoenix Civic Improvement Corp. District,
Series B (Zero Coupon steps up to
5.500% on 7-1-13) (D)(Z)	Zero	07-01-28	1,000,000	1,030,230

California 16.28%				75,806,322

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-25	5,000,000	2,150,750

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-19	30,000,000	26,164,200

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	2,895,350

Madera County Certificates of Participation
Valley Children’s Hospital (D)	6.500	03-15-15	10,870,000	11,517,200

San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08-01-17	7,205,000	7,502,206

San Bernardino County
Medical Center Financing Project	5.500	08-01-22	2,500,000	2,697,725

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	25,000	24,999

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01-01-14	5,000,000	4,922,500

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01-01-17	4,900,000	4,550,532

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01-01-20	2,000,000	1,674,340

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01-15-17	10,000,000	9,491,900

Santa Ana Financing Authority
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-19	2,000,000	2,214,620

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Colorado 3.53%				$16,433,846

Colorado Springs Utilities Revenue, Series A	5.000	11-15-33	$2,000,000	2,154,400

Colorado Springs Utilities Revenue, Series C	5.250	11-15-42	2,825,000	3,012,863

Denver, Colorado City & County
Airport Revenue, Series A	5.250	11-15-36	5,250,000	5,568,518

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	3,500,000	3,668,665

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,029,400

Connecticut 0.69%				3,213,540

Connecticut State Health & Educational
Facility Authority Yale University, Series Z3	5.050	07-01-42	3,000,000	3,213,540

District of Columbia 3.49%				16,226,564

District of Columbia Tobacco Settlement
Financing Corp.	6.500	05-15-33	5,000,000	5,200,700

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series A	5.250	10-01-44	4,500,000	4,657,410

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-33	6,565,000	1,790,276

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-35	6,470,000	1,548,400

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-36	7,250,000	1,595,145

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon
steps up to 6.500% on 10-1-16) (D)(Z)	Zero	10-01-41	1,750,000	1,434,633

Florida 4.67%				21,739,350

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,000,000	984,370

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,500,000	1,431,300

Capital Trust Agency Seminole Tribe Convention,
Prerefunded to 10-1-12, Series A (S)	8.950	10-01-33	3,000,000	3,274,800

Crossings at Fleming Island Community
Development District Recreation Facilities
Improvements, Series C	7.100	05-01-30	1,000,000	933,930

Hernando County, Criminal Justice (D)	7.650	07-01-16	500,000	598,835

JEA Electric System Revenue Series Three — D-2	5.000	10-01-38	7,000,000	7,309,890

Orange County School Board
School Improvements, Series A (D)(Z)	Zero	08-01-13	5,000,000	4,912,350

Orlando Utilities Commission Electric, Power &
Light Revenues, Escrowed to Maturity, Series D	6.750	10-01-17	1,945,000	2,293,875

Georgia 2.49%				11,594,651

Atlanta Tax Allocation Eastside Project, Series B	5.600	01-01-30	1,000,000	997,690

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Y (D)	6.500	01-01-17	145,000	166,736

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Z (D)	5.500	01-01-20	150,000	168,474

12	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Georgia (continued)

Georgia Municipal Electric Authority
Electric, Power & Light Revenues,
Prerefunded to 1-1-14, Series 2005 (D)	6.500	01-01-17	$60,000	$67,475

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01-01-19	905,000	1,037,682

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01-01-19	4,765,000	5,467,504

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01-01-24	2,000,000	2,684,460

Monroe County Development Authority
Oglethorpe Power Corp., Series A	6.800	01-01-12	1,000,000	1,004,630

Illinois 4.05%				18,849,096

Chicago Board of Education, Series A (D)	5.500	12-01-30	3,650,000	4,014,307

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	3,000,000	3,058,530

City of Chicago IL, Series A	5.750	01-01-39	3,200,000	3,473,120

Illinois Development Finance Authority
Edison Project (D)	5.850	01-15-14	3,000,000	3,234,750

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,649,295

Lake County Community Consolidated School
District No: 24 (D)(Z)	Zero	01-01-22	2,440,000	1,492,987

Round Lake Lakewood Grove Special Service
Area No: 1 Prerefunded to 3-1-13	6.700	03-01-33	979,000	1,065,974

Will County Community Unit School District
No: 365 (D)(Z)	Zero	11-01-21	1,130,000	860,133

Indiana 0.71%				3,295,050

Indiana Finance Authority
Duke Energy, Series B	6.000	08-01-39	3,000,000	3,295,050

Kentucky 1.38%				6,405,356

Kentucky Economic Development
Finance Authority Louisville Arena,
Series A–1 (D)	6.000	12-01-33	1,000,000	1,061,770

Kentucky Economic Development
Finance Authority Norton Healthcare,
Prerefunded to 10-1-13, Series C (D)	6.100	10-01-21	1,770,000	1,966,718

Kentucky Economic Development
Finance Authority Norton Healthcare,
Series C (D)	6.100	10-01-21	3,230,000	3,376,868

Louisiana 0.90%				4,168,050

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	2,500,000	2,606,100

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects, Series A–1	6.500	11-01-35	1,500,000	1,561,950

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts 9.51%				$44,277,641

Commonwealth of Massachusetts, Series C (D)	5.500	12-01-24	$8,000,000	10,142,240

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	13,595,000	7,098,901

Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10-15-40	2,500,000	2,743,850

Massachusetts Health & Educational
Facilities Authority Civic Investments,
Prerefunded to 12-15-12, Series B	9.200	12-15-31	3,500,000	3,882,550

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare, Series C	5.750	07-01-32	85,000	85,638

Massachusetts State Department of
Transportation Highway Revenue Tolls,
Series B	5.000	01-01-37	5,000,000	5,167,700

Massachusetts Water Pollution Abatement,
Series A	6.375	02-01-15	75,000	75,370

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	10,775,000	11,427,534

Metropolitan Boston Transit Parking Corp.	5.250	07-01-36	3,475,000	3,653,858

Michigan 0.25%				1,179,530

Detroit Water Supply System Revenue
Water Revenue, Series B (D)	7.000	07-01-36	1,000,000	1,179,530

Nebraska 2.27%				10,565,986

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	4,917,318

Omaha Public Power District Electric, Power &
Light Revenues, Escrowed to Maturity, Series B	6.200	02-01-17	1,200,000	1,385,508

Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,263,160

New Hampshire 0.27%				1,264,463

New Hampshire Health & Education
Facilities Authority Exeter Project	6.000	10-01-24	1,250,000	1,264,463

New Jersey 4.47%				20,821,583

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01-01-35	5,250,000	5,473,073

New Jersey Transportation Trust Fund Authority,
Series B	5.000	06-15-42	2,500,000	2,496,050

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06-01-43	4,000,000	4,348,080

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.750	06-01-39	5,000,000	5,472,500

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	3,355,000	3,031,880

New York 16.14%				75,119,344

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07-15-40	1,000,000	1,038,910

Hudson Yards Infrastructure Corp., Series A	5.750	02-15-47	3,500,000	3,702,125

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	2,000,000	2,226,160

New York City Industrial Development Agency
Liberty-7 World Trade Center, Series A	6.250	03-01-15	2,000,000	2,004,080

14	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-24	$1,500,000	$1,549,140

New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06-15-40	5,000,000	5,339,600

New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	8,000,000	8,399,360

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	3,725,000	4,027,470

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,186,390

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,216,870

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-31	5,000,000	5,170,350

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	3,000,000	3,024,240

New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02-15-39	2,500,000	2,610,475

New York State Dormitory Authority
State University Dormitory, Series A	5.000	07-01-35	7,250,000	7,650,853

New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05-15-19	1,000,000	1,173,730

Port Authority of New York & New Jersey
144th Construction Project	5.000	10-01-29	3,500,000	3,721,690

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	8,700,000	8,082,648

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	2,000,000	2,090,180

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11-15-33	4,025,000	4,304,013

Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07-15-39	2,000,000	2,601,060

Ohio 0.60%				2,804,737

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A–2	5.125	06-01-24	2,325,000	1,756,607

Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11-01-32	1,000,000	1,048,130

Oklahoma 1.21%				5,648,600

Grand River Dam Authority, Series A	5.250	06-01-40	4,000,000	4,253,600

Tulsa Airport Improvement Trust,
Series A AMT (H)(P)	7.750	06-01-35	2,000,000	1,395,000

Oregon 1.54%				7,158,039

Clackamas County School District No. 12,
Series B (D)	5.000	06-15-28	5,630,000	6,066,663

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,100,000	1,091,376

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Pennsylvania 2.78%				$12,917,738

Allegheny County Hospital
Development Authority
West Penn Health Systems, Series A	5.000	11-15-28	$3,500,000	2,936,675

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07-01-23	1,000,000	958,030

Carbon County Industrial Development Authority
Panther Creek Partners Project AMT	6.700	05-01-12	600,000	600,150

Pennsylvania Turnpike Commission, Series C (Z)	Zero	12-01-38	4,000,000	841,320

Philadelphia Authority for Industrial Development
Commercial Development AMT	7.750	12-01-17	3,250,000	3,252,763

Philadelphia School District, Series E	6.000	09-01-38	4,000,000	4,328,800

Puerto Rico 3.79%				17,654,335

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	5,000,000	5,136,900

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	2,500,000	2,505,025

Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07-01-36	3,000,000	3,335,910

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero Coupon
steps up to 6.750% on 8-1-16) (Z)	Zero	08-01-32	4,000,000	3,618,120

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08-01-41	3,000,000	3,058,380

Rhode Island 0.18%				840,310

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05-01-22	850,000	840,310

South Carolina 3.95%				18,389,430

Richland County International Paper
Company AMT	6.100	04-01-23	3,325,000	3,416,670

South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01-01-38	6,000,000	6,515,640

South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01-01-40	8,000,000	8,457,120

South Dakota 1.09%				5,089,300

Educational Enhancement Funding Corp.,
Series B	6.500	06-01-32	5,000,000	5,089,300

Texas 8.58%				39,958,818

Bexar County Health Facilities Development Corp.
Army Retirement Residence Project,
Prerefunded to 7-1-12	6.300	07-01-32	1,000,000	1,043,200

Brazos River Authority
TXU Energy Company, Series A AMT	8.250	10-01-30	2,000,000	519,320

City of San Antonio
Electric & Gas, Series A	5.000	02-01-34	4,330,000	4,589,021

Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	5,000,000	5,384,250

Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	5,000,000	5,344,250

16	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
Rate (%)		date	Par value	Value
Texas (continued)

Houston Independent School District Public
Financing Corp. Cesar Chavez Project,
Series A (D)(Z)	Zero	09-15-16	$570,000	$513,507

Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05-15-39	15,000	18,946

Lower Colorado River Authority	5.625	05-15-39	3,985,000	4,240,319

Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,068,750

Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,541,400

Mission Economic Development Corp.
Allied Waste, Inc. Project, Series A AMT	5.200	04-01-18	1,000,000	1,007,100

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,469,700

Texas Municipal Power Agency Revenue	5.000	09-01-40	6,000,000	6,219,055

Utah 0.12%				556,250

Salt Lake City IHC Hospital, Inc., Escrowed to
Maturity, Series A	8.125	05-15-15	500,000	556,250

Washington 0.40%				1,878,390

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07-01-16	1,500,000	1,878,390

Wyoming 0.91%				4,229,580

Campbell County Solid Waste Facilities Revenue
Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,239,610

Sweetwater County FMC Corp. Project AMT	5.600	12-01-35	1,000,000	989,970

Other 0.69%				3,208,650

Centerline Equity Issuer Trust, Series A-4-1 (S)	5.750	05-15-15	3,000,000	3,208,650

			Par value	Value
Short-Term Investments 0.72%				$3,357,000

(Cost $3,357,000)

Repurchase Agreement 0.72%				3,357,000

Repurchase Agreement with State Street Corp. dated 11-30-11 at
0.010% to be repurchased at $3,357,001 on 12-1-11, collateralized by $3,420,000 Federal Home Loan Mortgage Corp., 0.500% due
8-23-13 (valued at $3,424,275, including interest)			$3,357,000	3,357,000

Total investments (Cost $422,949,984)† 98.58%				$458,939,341

Other assets and liabilities, net 1.42%				$6,596,362

Total net assets 100.00%				$465,535,703

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	17

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Ambac Financial Group, Inc.	3.78%
Assured Guaranty Corp.	1.62%
Assured Guaranty Municipal Corp.	1.77%
CIFG Holding Ltd.	0.49%
Commonwealth Gtd.	0.73%
Financial Guaranty Insurance Corp.	1.23%
National Public Finance Guarantee Corp.	8.30%

(H) Non-income producing — Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $419,782,674. Net unrealized appreciation aggregated $39,156,667, of which $44,667,213 related to appreciated investment securities and $5,510,546 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 11-30-11:

General Obligation Bonds	6.9%
Revenue Bonds
Transportation	18.8%
Utilities	17.2%
Water & Sewer	7.0%
Health Care	6.5%
Development	5.9%
Tobacco	5.9%
Education	5.8%
Airport	4.5%
Pollution	4.2%
Facilities	1.3%
Other Revenue	13.9%
Short-Term Investments & Other	2.1%

18	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $422,949,984)	$458,939,341
Cash	4,756,247
Receivable for investments sold	2,116,265
Receivable for fund shares sold	988,824
Interest receivable	6,459,302
Other receivables and prepaid expenses	69,838

Total assets	473,329,817

Liabilities
Payable for investments purchased	6,738,435
Payable for fund shares repurchased	560,816
Distributions payable	326,622
Payable to affiliates
Accounting and legal services fees	8,359
Transfer agent fees	26,063
Distribution and service fees	28,914
Trustees’ fees	40,414
Other liabilities and accrued expenses	64,491

Total liabilities	7,794,114

Net assets

Paid-in capital	$446,883,551
Undistributed net investment income	1,032,089
Accumulated net realized loss on investments	(18,369,294)
Net unrealized appreciation (depreciation) on investments	35,989,357

Net assets	$465,535,703

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($419,446,844 ÷ 42,320,990 shares)	$9.91
Class B ($6,638,035 ÷ 669,725 shares)[1]	$9.91
Class C ($39,450,824 ÷ 3,980,891 shares)[1]	$9.91

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$10.38

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	19

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$12,213,448

Expenses

Investment management fees (Note 4)	1,266,499
Distribution and service fees (Note 4)	741,772
Accounting and legal services fees (Note 4)	32,041
Transfer agent fees (Note 4)	154,678
Trustees’ fees (Note 4)	17,858
State registration fees	17,945
Printing and postage	17,884
Professional fees	31,438
Custodian fees	30,545
Registration and filing fees	10,340
Other	9,031

Total expenses	2,330,031
Less expense reductions (Note 4)	(154,612)

Net expenses	2,175,419

Net investment income	10,038,029

Realized and unrealized gain

Net realized gain on investments	680,753
Change in net unrealized appreciation (depreciation) of investments	8,923,464

Net realized and unrealized gain	9,604,217

Increase in net assets from operations	$19,642,246

20	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-11	ended
	(Unaudited)	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$10,038,029	$21,300,666
Net realized gain (loss)	680,753	(3,371,671)
Change in net unrealized appreciation (depreciation)	8,923,464	(11,228,996)

Increase in net assets resulting from operations	19,642,246	6,699,999

Distributions to shareholders
From net investment income
Class A	(9,264,126)	(19,411,609)
Class B	(121,518)	(313,857)
Class C	(698,124)	(1,506,294)

Total distributions	(10,083,768)	(21,231,760)

From Fund share transactions (Note 5)	2,641,173	(19,153,135)

Total increase (decrease)	12,199,651	(33,684,896)

Net assets

Beginning of period	453,336,052	487,020,948

End of period	$465,535,703	$453,336,052

Undistributed net investment income	$1,032,089	$1,077,828

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	21

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Net investment income[3]	0.22	0.44	0.45	0.35	0.45	0.45	0.47
Net realized and unrealized gain
(loss) on investments	0.21	(0.27)	0.44	(0.30)	(0.13)	(0.29)	(0.18)
Total from investment operations	0.43	0.17	0.89	0.05	0.32	0.16	0.29
Less distributions
From net investment income	(0.22)	(0.44)	(0.45)	(0.34)	(0.45)	(0.45)	(0.46)
Net asset value, end of period	$9.91	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Total return (%)[4]	4.46[5,6]	1.79	9.56[5]	0.66[6]	3.25[5]	1.55[5]	2.87[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$419	$411	$440	$411	$417	$434	$459
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.94[7]	0.96	0.98	1.02[7,8]	0.96	0.95	0.96
Interest and fees[9]	—	—	—	—	0.06	0.08	—
Expenses net of fee waivers	0.87[7]	0.96	0.98	1.02[7,8]	1.02	1.03	0.96
Net investment income	4.43[7]	4.54	4.64	5.05[7]	4.53	4.45	4.54
Portfolio turnover (%)	14	20	28	36	36	40	54

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

22	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Net investment income[3]	0.18	0.37	0.38	0.29	0.38	0.38	0.39
Net realized and unrealized gain
(loss) on investments	0.21	(0.27)	0.44	(0.29)	(0.14)	(0.30)	(0.18)
Total from investment operations	0.39	0.10	0.82	—	0.24	0.08	0.21
Less distributions
From net investment income	(0.18)	(0.37)	(0.38)	(0.29)	(0.37)	(0.37)	(0.38)
Net asset value, end of period	$9.91	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Total return (%)[4]	4.07[5,6]	1.04	8.74[5]	0.10[6]	2.47[5]	0.80[5]	2.10[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$7	$10	$11	$13	$16	$21
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[7]	1.71	1.74	1.77[7,8]	1.71	1.70	1.71
Interest and fees[9]	—	—	—	—	0.06	0.08	—
Expenses net of fee waivers	1.62[7]	1.71	1.73	1.77[7,8]	1.77	1.78	1.71
Net investment income	3.68[7]	3.78	3.89	4.29[7]	3.77	3.69	3.79
Portfolio turnover (%)	14	20	28	36	36	40	54

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	23

CLASS C SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Net investment income[3]	0.18	0.37	0.38	0.29	0.38	0.37	0.39
Net realized and unrealized gain
(loss) on investments	0.21	(0.27)	0.44	(0.29)	(0.14)	(0.29)	(0.18)
Total from
investment operations	0.39	0.10	0.82	—	0.24	0.08	0.21
Less distributions
From net investment income	(0.18)	(0.37)	(0.38)	(0.29)	(0.37)	(0.37)	(0.38)
Net asset value, end of period	$9.91	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Total return (%)[4]	4.07[5,6]	1.04	8.74[5]	0.10[6]	2.47[5]	0.80[5]	2.10[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$39	$36	$38	$27	$13	$7	$7
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[7]	1.71	1.73	1.77[7,8]	1.71	1.70	1.71
Interest and fees[9]	—	—	—	—	0.06	0.08	—
Expenses net of fee waivers	1.62[7]	1.71	1.73	1.77[7,8]	1.77	1.78	1.71
Net investment income	3.68[7]	3.78	3.88	4.31[7]	3.78	3.70	3.79
Portfolio turnover (%)	14	20	28	36	36	40	54

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

24	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the Fund) is a diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek as high a level of interest income exempt from federal income tax as consistent with preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as

Semiannual report | Tax-Free Bond Fund	25

determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended November 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $16,677,353 available to offset future net realized capital gains as of May 31, 2011. The following table details the capital loss carryforward available as of May 31, 2011:

26	Tax-Free Bond Fund | Semiannual report

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2012	2015	2016	2017	2018	2019

$6,837,618	$257,214	$209,653	$5,383,181	$3,499,079	$490,608

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforward, accretion on debt securities, distributions payable and straddle loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | Tax-Free Bond Fund	27

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $500,000,000, (c) 0.450% of the next $2,000,000,000 and (d) 0.425% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees including the impact of the waivers and reimbursements described above incurred for the six months ended November 30, 2011 were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit distribution and service fees to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.

Accordingly, these fee limitations amounted to $139,601, $2,172 and $12,839 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2011.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $212,272 for the six months ended November 30, 2011. Of this amount, $7,991 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $158,607 was paid as sales commissions to broker-dealers and $45,674 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

28	Tax-Free Bond Fund | Semiannual report

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2011, CDSCs received by the Distributor amounted to $8,909 and $834 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$520,318	$139,793
Class B	32,880	2,206
Class C	188,574	12,679
Total	$741,772	$154,678

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Semiannual report | Tax-Free Bond Fund	29

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2011 and for the year ended May 31, 2011 were as follows:

	Six months ended 11-30-11		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,115,562	$20,967,784	4,057,513	$39,893,917
Distributions reinvested	733,938	7,246,787	1,464,515	14,304,570
Repurchased	(2,828,162)	(27,933,267)	(7,329,786)	(70,678,683)

Net increase (decrease)	21,338	$281,304	(1,807,758)	($16,480,196)

Class B shares

Sold	94,201	$932,148	160,206	$1,584,707
Distributions reinvested	9,044	89,292	21,135	206,637
Repurchased	(125,478)	(1,234,669)	(448,184)	(4,336,862)

Net decrease	(22,233)	($213,229)	(266,843)	($2,545,518)

Class C shares

Sold	507,671	$5,020,977	1,448,783	$14,303,287
Distributions reinvested	50,587	499,409	93,740	914,321
Repurchased	(299,190)	(2,947,288)	(1,606,411)	(15,345,029)

Net increase (decrease)	259,068	$2,573,098	(63,888)	($127,421)

Net increase (decrease)	258,173	$2,641,173	(2,138,489)	($19,153,135)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $63,514,013 and $63,785,730, respectively, for the six months ended November 30, 2011.

30	Tax-Free Bond Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Tax-Free Bond Fund (the Fund), a series of John Hancock Municipal Securities Trust (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

Semiannual report | Tax-Free Bond Fund	31

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

32	Tax-Free Bond Fund | Semiannual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Tax-Free Bond Fund Class A	1.20%	3.08%	3.22%	3.93%
Muni National Long Category Average	1.89%	2.95%	3.06%	4.09%
BarCap Municipal TR Index	2.38%	4.08%	4.09%	4.83%

The Board noted that the Fund had outperformed its Category’s average performance over certain periods shown and had underperformed its Category’s average performance for other periods shown. The Board noted that the Fund had underperformed its benchmark index’s performance over a sustained period. The Board was aware that the Fund’s investment style of investing in securities with shorter duration and higher credit quality in relation to peers may at times contribute to its underperformance. The Board concluded that the steps the Adviser and Subadviser were taking had not yet resulted in outperformance and that the Board would continue to monitor Fund performance for improvement over time.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

Semiannual report | Tax-Free Bond Fund	33

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was seven basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.55%	0.48%
Gross Expense Ratio	0.96%	0.89%
Net Expense Ratio	0.96%	0.81%

The Board viewed favorably the new contractual agreement to decrease Rule 12b-1 fees from 0.25% to 0.15% for Class A shares from August 1, 2011 until September 30, 2012. The Board favorably considered the impact of this contractual agreement towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

34	Tax-Free Bond Fund | Semiannual report

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | Tax-Free Bond Fund	35

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin*
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman#	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore,* Vice Chairman^	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Retired, effective 12-31-11
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36	Tax-Free Bond Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	520SA 11/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/12

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Municipal Bond Fund

Semiannual Report
11.30.11

A look at performance

Total returns for the period ended November 30, 2011

									SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day	yield (%)
	with maximum sales charge			with maximum sales charge				yield (%)	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-11	11-30-11

Class A	0.50	2.13	4.19	–0.17	0.50	11.14	50.82	4.13	4.03

Class B	–0.49	1.97	4.05	–0.84	–0.49	10.22	48.77	3.58	3.48

Class C	3.51	2.30	3.89	3.16	3.51	12.04	46.53	3.58	3.48

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.88	1.63	1.63
Gross (%)	0.98	1.73	1.73

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	High Yield Municipal Bond Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B2	11-30-01	$14,877	$14,877	$16,411

Class C2	11-30-01	14,653	14,653	16,411

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 No contingent deferred sales charge is applicable.

Semiannual report | High Yield Municipal Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2011 with the same investment held until November 30, 2011.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,045.50	$4.65

Class B	1,000.00	1,041.60	8.47

Class C	1,000.00	1,041.60	8.47

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Municipal Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2011, with the same investment held until November 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-11	on 11-30-11	period ended 11-30-11[1]

Class A	$1,000.00	$1,020.50	$4.60

Class B	1,000.00	1,016.70	8.37

Class C	1,000.00	1,016.70	8.37

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.91%, 1.66% and 1.66% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual report | High Yield Municipal Bond Fund	9

Portfolio summary

Top 10 Holdings (18.2% of Net Assets on 11-30-11)[1,2]

Atlanta Water & Waste Water Revenue, 5.000%, 11-1-19	4.1%

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-1-18	2.8%

Port Authority of New York & New Jersey, 6.000%, 12-1-42	1.8%

Golden State Tobacco Securitization Corp., Series A-1, 4.500%, 6-1-27	1.6%

Pennsylvania Turnpike Commission, Zero Coupon, 12-1-38	1.5%

Tennessee Energy Acquisition Corp., 5.000%, 2-1-25	1.4%

Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6-1-30	1.3%

Chautauqua County Industrial Development Agency, 5.875%, 4-1-42	1.3%

North Texas Tollway Authority, Series A, 6.250%, 1-1-39	1.2%

Maricopa County Industrial Development Authority, Series A, 6.000%, 7-1-39	1.2%

Sector Composition[1,3]

General Obligation Bonds	1.6%	Water & Sewer	6.0%

Revenue Bonds		Airport	6.0%

Development	20.5%	Tobacco	4.9%

Pollution	10.7%	Education	3.2%

Transportation	10.4%	Facilities	0.6%

Health Care	9.9%	Other Revenue	15.7%

Utilities	7.0%	Short-Term Investments & Other	3.5%

Quality Composition[1,4]

AAA	4.0%

AA	6.7%

A	26.3%

BBB	32.2%

BB	4.1%

B	10.5%

CCC and Below	2.3%

Not Rated	10.4%

Short-Term Investments & Other	3.5%

1 As a percentage of net assets on 11-30-11.

2 Cash and cash equivalents not included.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-11 and do not reflect subsequent downgrades or upgrades, if any.

10	High Yield Municipal Bond Fund | Semiannual report

Fund’s investments

As of 11-30-11 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 96.51%				$251,778,378

(Cost $235,075,698)

Alabama 2.37%				6,170,240

Birmingham Special Care Facilities
Financing Authority
Childrens Hospital	6.125	06-01-34	$2,000,000	2,116,260

Courtland Industrial Development Board
International Paper Company Project,
Series A AMT	5.200	06-01-25	2,000,000	1,939,640

Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11-01-33	2,000,000	2,114,340

Arizona 2.46%				6,418,310

Maricopa County Industrial
Development Authority
Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,129,630

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	2,000,000	2,282,560

Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,006,120

California 8.14%				21,244,234

California State Public Works Board
Trustees California State University, Series D	6.250	04-01-34	1,000,000	1,072,090

California Statewide Communities
Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10-01-38	1,000,000	1,012,450

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-36	4,000,000	770,480

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-18	7,950,000	7,193,399

Golden State Tobacco Securitization Corp.,
Series A-1	4.500	06-01-27	5,405,000	4,295,786

M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11-01-39	1,500,000	1,644,255

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	1,500,000	1,737,210

San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08-01-17	1,975,000	2,056,469

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,462,095

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Colorado 2.46%				$6,415,218

Colorado Health Facilities Authority
Christian Living Community Project, Series A	5.750	01-01-26	$1,000,000	976,860

Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01-01-34	750,000	788,483

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	2,500,000	2,620,475

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,029,400

Connecticut 0.60%				1,557,195

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01-01-43	1,500,000	1,557,195

Delaware 0.39%				1,005,160

County of Sussex
NRG Energy, Inc. Indian River Power LLC	6.000	10-01-40	1,000,000	1,005,160

District of Columbia 1.53%				3,996,674

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Metrorail, Series A (Z)	Zero	10-01-37	4,000,000	766,160

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (Z)	Zero	10-01-39	4,600,000	771,144

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series C (Zero
Coupon Steps up to 6.500% on 10-1-16) (D)(Z)	Zero	10-01-41	3,000,000	2,459,370

Florida 6.96%				18,161,449

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,445,000	1,422,415

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,055,000	1,006,681

Capital Trust Agency Seminole
Tribe Convention,
Prerefunded to 10-1-12, Series A (S)	8.950	10-01-33	1,000,000	1,091,600

Crossings at Fleming Island Community
Development District
Recreation Facilities Improvements, Series C	7.100	05-01-30	1,000,000	933,930

Heritage Harbour North Community
Development District	6.375	05-01-38	1,245,000	1,056,084

Live Oak Community Development District
No: 1, Series A	6.300	05-01-34	1,000,000	1,023,830

Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10-01-38	2,000,000	1,876,400

Orlando Urban Community
Development District
Electric Light & Power Improvements	6.000	05-01-20	550,000	516,412

Orlando Urban Community
Development District
Electric Light & Power Improvements	6.250	05-01-34	1,000,000	883,910

Pensacola Airport Revenue AMT	6.000	10-01-28	2,000,000	2,140,719

Poinciana Community Development District
Sewer Improvements, Series A	7.125	05-01-31	1,160,000	1,160,046

12	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Florida (continued)

South Kendall Community Development
District, Series A	5.900	05-01-35	$915,000	$873,669

Tolomato Community Development District	6.650	05-01-40	1,000,000	519,590

Tolomato Community Development District
No: 8	6.450	05-01-23	1,000,000	569,700

Village Community Development District No 8	6.125	05-01-39	970,000	978,497

Village Community Development District No 8	6.375	05-01-38	810,000	835,928

Village Community Development District No: 5,
Series A	6.500	05-01-33	1,235,000	1,272,038

Georgia 7.18%				18,738,711

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	1,500,000	1,496,535

Atlanta Water & Waste Water Revenue (D)	5.000	11-01-19	10,000,000	10,729,000

Atlanta Water & Waste Water Revenue,
Series A	6.000	11-01-28	1,000,000	1,134,570

Clayton County Development Authority
Delta Air Lines Series B AMT	9.000	06-01-35	1,000,000	1,075,620

Gainesville & Hall County Development Authority
ACTS Retirement-Life Communities, Inc.,
Series A-2	6.625	11-15-39	1,100,000	1,155,011

Marietta Development Authority
Life University, Inc. Project	7.000	06-15-30	1,500,000	1,506,165

Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01-01-26	1,500,000	1,641,810

Guam 0.79%				2,061,300

Guam Government, Series A	7.000	11-15-39	2,000,000	2,061,300

Hawaii 0.44%				1,140,050

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,140,050

Illinois 3.23%				8,432,638

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	2,000,000	2,039,020

Cook County
Navistar International, Recovery Zone Facility	6.500	10-15-40	1,000,000	1,031,710

Illinois Finance Authority
Central Illinois, Series C1 (P)	5.950	08-15-26	1,000,000	999,890

Illinois Finance Authority
Navistar International Recover Facility	6.500	10-15-40	2,100,000	2,162,958

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	2,000,000	2,199,060

Indiana 0.74%				1,928,715

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,287,638

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-26	230,000	218,284

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-38	475,000	422,793

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Iowa 0.39%				$1,022,640

Altoona Urban Renewal Tax
Increment Revenue	6.000	06-01-34	$1,000,000	1,022,640

Kansas 1.03%				2,679,705

Wyandotte County-Kansas City
Unified Government
Sales Tax Revenue, Series B (Z)	Zero	06-01-21	4,500,000	2,679,705

Kentucky 1.21%				3,163,560

Kentucky Economic Development
Finance Authority
Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,106,640

Owen County Kentucky Waterworks
System Revenue
Amern Water Company Project, Series A	6.250	06-01-39	1,000,000	1,056,920

Louisiana 2.94%				7,663,895

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	3,000,000	3,127,320

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,087,100

St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06-01-37	2,500,000	2,449,475

Maryland 1.30%				3,390,490

Baltimore County
East Baltimore Research Park, Series A	7.000	09-01-38	1,000,000	1,026,290

Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09-01-22	2,000,000	2,364,200

Massachusetts 2.70%				7,032,745

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	1,000,000	982,040

Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,700,000	1,701,360

Massachusetts Health & Educational
Facilities Authority Civic Investments,
Prerefunded to 12-15-12, Series B	9.200	12-15-31	2,500,000	2,773,250

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,500,000	1,576,095

Michigan 0.43%				1,111,230

Michigan Strategic Fund Dow Chemical
Company, Series A-1 AMT (P)	6.750	12-01-28	1,000,000	1,111,230

Minnesota 0.77%				2,010,400

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,004,780

St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	1,005,620

Mississippi 0.39%				1,004,800

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04-01-22	1,000,000	1,004,800

14	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Missouri 0.33%				$863,904

St. Louis Airport Revenue Lambert St.
Louis International Airport, Series A-1	6.625	07-01-34	$800,000	863,904

Nevada 0.32%				837,560

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	837,560

New Hampshire 0.97%				2,536,560

New Hampshire Business Finance Authority
Public Service Company Project, Series B
AMT (D)	4.750	05-01-21	1,500,000	1,527,210

New Hampshire Business Finance Authority,
Series A AMT The United Illuminating
Company, Series A AMT (P)	6.875	12-01-29	1,000,000	1,009,350

New Jersey 3.01%				7,848,500

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.250	09-15-29	1,300,000	1,225,406

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.625	09-15-12	2,460,000	2,498,376

New Jersey State Educational
Facilities Authority
University of Medical and Dentistry, Series B	7.500	12-01-32	1,000,000	1,167,060

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06-01-43	1,000,000	1,087,020

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	2,070,000	1,870,638

New York 10.86%				28,334,769

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	2,500,000	2,587,475

Chautauqua County Industrial
Development Agency
Dunkirk Power Project	5.875	04-01-42	3,350,000	3,300,722

Hudson Yards Infrastructure Corp.	5.750	02-15-47	1,000,000	1,057,750

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	2,500,000	2,740,675

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	1,475,000	1,641,793

New York City Industrial Development Agency
American Airlines-JFK Airport AMT (H)	7.500	08-01-16	2,000,000	1,720,000

New York City Industrial Development Agency
Liberty 7 World Trade Center, Series A	6.250	03-01-15	1,500,000	1,503,060

New York Liberty Development Corp.	5.000	11-15-44	2,000,000	1,987,160

New York Liberty Development Corp.	5.625	07-15-47	2,100,000	2,117,556

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	2,500,000	2,520,200

New York State Dormitory Authority	5.000	05-01-41	2,000,000	1,981,660

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	555,000	515,617

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	4,460,000	4,661,101

North Carolina 0.46%				1,189,920

North Carolina Eastern Municipal
Power Agency
Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,189,920

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Ohio 3.59%				$9,362,473

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.125	06-01-24	$2,865,000	2,164,593

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.875	06-01-30	4,500,000	3,337,740

Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09-15-27	2,510,000	2,162,340

Hickory Chase Community Authority
Hickory Chase Project	7.000	12-01-38	1,000,000	649,670

Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11-01-32	1,000,000	1,048,130

Oklahoma 0.63%				1,656,576

Tulsa Airport Improvement Trust,
Series A AMT (H)(P)	7.750	06-01-35	1,000,000	697,500

Tulsa Municipal Airport Trust
American Airlines Project (H)	6.250	06-01-20	1,375,000	959,076

Oregon 0.60%				1,577,552

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,105,000	1,096,337

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-16	500,000	481,215

Pennsylvania 6.32%				16,487,960

Allegheny County Hospital
Development Authority
West Penn Health Systems, Series A	5.000	11-15-28	1,000,000	839,050

Allegheny County Industrial
Development Authority
Environmental Improvements	5.500	11-01-16	1,000,000	1,008,560

Allegheny County Industrial
Development Authority
Environmental Improvements	6.875	05-01-30	1,000,000	1,030,330

Bucks County Industrial Development Authority	6.750	06-01-26	1,500,000	1,551,780

Pennsylvania Economic Development
Financing Authority
Allegheny Energy Supply Company	7.000	07-15-39	2,500,000	2,700,750

Pennsylvania Economic Development
Financing Authority
Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,051,030

Pennsylvania Turnpike Commission	5.250	12-01-41	1,500,000	1,528,050

Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero
Coupon Steps up to 6.375% on 12-1-17) (Z)	Zero	12-01-38	5,000,000	3,980,750

Pennsylvania Turnpike Commission, Series C (Z)	Zero	12-01-38	4,000,000	841,320

Philadelphia Gas Waterworks Revenue
Ninth Series	5.250	08-01-40	2,000,000	1,956,340

Puerto Rico 5.72%				14,928,683

Commonwealth of Puerto Rico, Series B	6.500	07-01-37	2,000,000	2,174,220

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07-01-24	1,500,000	1,655,640

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07-01-38	1,000,000	1,036,190

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07-01-32	1,250,000	1,232,563

16	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Puerto Rico (continued)

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07-01-38	$1,000,000	$1,016,500

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	3,000,000	3,006,030

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08-01-33	5,000,000	1,320,400

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)(Z)	Zero	08-01-41	5,000,000	773,550

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16) (Z)	Zero	08-01-32	3,000,000	2,713,590

Rhode Island 0.17%				431,811

Tobacco Settlement Financing Corp., Series A	6.000	06-01-23	135,000	135,231

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05-01-22	300,000	296,580

Tennessee 1.77%				4,626,252

Johnson City Health & Educational Facilities Board
Mountain States Health Alliance,
Prerefunded to 7-1-12, Series A	7.500	07-01-33	1,000,000	1,062,380

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	3,563,872

Texas 10.53%				27,473,824

Bexar County Health Facilities Development Corp.
Army Retirement Residence Project,
Prerefunded to 7-1-12	6.300	07-01-32	150,000	156,480

Brazos River Authority
TXU Energy Company, Series A AMT	7.700	04-01-33	2,500,000	624,125

Central Texas Regional Mobility Authority	6.000	01-01-41	2,000,000	2,011,000

Central Texas Regional Mobility Authority	6.250	01-01-46	1,000,000	1,018,650

City Of Houston TX Airport System Revenue	6.625	07-15-38	1,000,000	982,840

Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,107,392

Gulf Coast Waste Disposal Authority
International Paper Company, Series A AMT	6.100	08-01-24	1,500,000	1,537,260

Harris County Health Facilities
Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,122,780

Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11-01-40	2,825,000	2,719,232

Mission Economic Development Corp.
Allied Waste, Inc. Project, Series A AMT	5.200	04-01-18	1,500,000	1,510,650

Mission Economic Development Corp.
Waste Management, Inc. Project AMT (P)	6.000	08-01-20	975,000	1,039,467

North Texas Tollway Authority	5.000	01-01-38	2,000,000	1,974,080

North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,245,430

North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01-01-38	1,150,000	1,189,238

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,067,600

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Texas (continued)

Tarrant County Cultural Education Facilities
Finance Corp.
Air Force Retirement Facility	6.375	11-15-44	$2,000,000	$2,024,160

Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,099,760

Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11-01-30	1,000,000	1,043,680

Virgin Islands 0.41%				1,069,750

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,069,750

Virginia 0.87%				2,266,020

Washington County Industrial
Development Authority
Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,266,020

Washington 0.40%				1,047,740

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11-15-33	1,000,000	1,047,740

Wisconsin 0.30%				794,825

Wisconsin Health & Educational
Facilities Authority
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	794,825

Wyoming 0.38%				989,970

Sweetwater County
FMC Corp. Project AMT	5.600	12-01-35	1,000,000	989,970

Other 0.42%				1,104,370

Centerline Equity Issuer Trust (S)	6.000	05-15-19	1,000,000	1,104,370

			Par value	Value
Short-Term Investments 0.53%				$1,380,000

(Cost $1,380,000)

Repurchase Agreement 0.53%				1,380,000

Repurchase Agreement with State Street Corp. dated 11-30-11 at 0.010%
to be repurchased at $1,380,000 on 12-1-11, collateralized by $1,410,000
Federal Home Loan Mortgage Corp., 0.500% due 8-23-13 (valued at
$1,411,763, including interest)			$1,380,000	1,380,000

Total investments (Cost $236,455,698)† 97.04%				$253,158,378

Other assets and liabilities, net 2.96%				$7,724,913

Total net assets 100.00%				$260,883,291

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

18	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Corp.	0.97%
Assured Guaranty Municipal Corp.	4.24%
CIFG Holding Ltd.	1.39%
National Public Finance Guarantee Insurance Company	1.72%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $234,482,811. Net unrealized appreciation aggregated $18,675,567, of which $22,462,322 related to appreciated investment securities and $3,786,755 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 11-30-11:

General Obligation Bonds	1.6%

Revenue Bonds

Development	20.5%
Pollution	10.7%
Transportation	10.4%
Health Care	9.9%
Utilities	7.0%
Water & Sewer	6.0%
Airport	6.0%
Tobacco	4.9%
Education	3.2%
Facilities	0.6%
Other Revenue	15.7%
Short-Term Investments & Other	3.5%

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $236,455,698)	$253,158,378
Cash	4,049,393
Receivable for investments sold	127,522
Receivable for fund shares sold	596,755
Interest receivable	3,808,187
Other receivables and prepaid expenses	51,041

Total assets	261,791,276

Liabilities

Payable for fund shares repurchased	563,358
Distributions payable	218,788
Payable to affiliates
Accounting and legal services fees	4,458
Transfer agent fees	14,565
Distribution and service fees	40,233
Trustees’ fees	10,321
Other liabilities and accrued expenses	56,262

Total liabilities	907,985

Net assets

Paid-in capital	$259,858,747
Undistributed net investment income	363,443
Accumulated net realized loss on investments	(16,041,579)
Net unrealized appreciation (depreciation) on investments	16,702,680

Net assets	$260,883,291

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($197,261,844 ÷ 24,726,257 shares)	$7.98
Class B ($8,823,237 ÷ 1,105,949 shares)[1]	$7.98
Class C ($54,798,210 ÷ 6,869,051 shares)[1]	$7.98

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$8.36

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

20	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$7,598,947

Expenses

Investment management fees (Note 4)	706,898
Distribution and service fees (Note 4)	551,021
Accounting and legal services fees (Note 4)	17,058
Transfer agent fees (Note 4)	85,495
Trustees’ fees (Note 4)	10,366
State registration fees	25,299
Printing and postage	13,021
Professional fees	29,861
Custodian fees	19,592
Registration and filing fees	10,112
Other	7,604

Total expenses	1,476,327
Less expense reductions (Note 4)	(85,307)

Net expenses	1,391,020

Net investment income	6,207,927

Realized and unrealized gain (loss)

Net realized loss on investments	(103,553)

Change in net unrealized appreciation (depreciation) of investments	4,765,565

Net realized and unrealized gain	4,662,012

Increase in net assets from operations	$10,869,939

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-11	ended
	(Unaudited)	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$6,207,927	$13,324,578
Net realized loss	(103,553)	(3,309,833)
Change in net unrealized appreciation (depreciation)	4,765,565	(7,947,390)

Increase in net assets resulting from operations	10,869,939	2,067,355

Distributions to shareholders
From net investment income
Class A	(4,677,379)	(10,156,114)
Class B	(178,384)	(353,093)
Class C	(1,096,551)	(2,320,973)

Total distributions	(5,952,314)	(12,830,180)

From Fund share transactions (Note 5)	3,918,970	(12,515,311)

Total increase (decrease)	8,836,595	(23,278,136)

Net assets

Beginning of period	252,046,696	275,324,832

End of period	$260,883,291	$252,046,696

Undistributed net investment income	$363,443	$107,830

22	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Net investment income[3]	0.20	0.39	0.40	0.32	0.41	0.41	0.42
Net realized and unrealized gain
(loss) on investments	0.15	(0.26)	0.63	(0.58)	(0.34)	(0.35)	0.05
Total from investment operations	0.35	0.13	1.03	(0.26)	0.07	0.06	0.47
Less distributions
From net investment income	(0.19)	(0.38)	(0.39)	(0.30)	(0.41)	(0.41)	(0.41)
Net asset value, end of period	$7.98	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Total return (%)[4]	4.55[5,6]	1.67	14.15[6]	(3.04)[5]	0.81[6]	0.60[6]	5.61[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$197	$192	$207	$139	$94	$71	$72
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.98[7]	0.99	1.01	1.15[7,8]	1.09	1.13	1.09
Interest and fees[9]	—	—	—	—	0.16	0.20	—
Expenses net of fee waivers	0.91[7]	0.99	1.00	1.15[7,8]	1.25	1.33	1.09
Net investment income	5.06[7]	4.97	5.16	6.07[7]	4.85	4.77	4.71
Portfolio turnover (%)	11	32	14	49	75	63	52

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	23

CLASS B SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Net investment income[3]	0.17	0.33	0.35	0.28	0.35	0.35	0.36
Net realized and unrealized gain
(loss) on investments	0.15	(0.26)	0.62	(0.58)	(0.34)	(0.36)	0.04
Total from investment operations	0.32	0.07	0.97	(0.30)	0.01	(0.01)	0.40
Less distributions
From net investment income	(0.16)	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)	(0.34)
Net asset value, end of period	$7.98	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Total return (%)[4]	4.16[5,6]	0.91	13.29[6]	(3.59)[5]	0.06[6]	(0.15)[6]	4.83[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$8	$9	$8	$8	$11	$16
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.73[7]	1.74	1.76	1.90[7,8]	1.84	1.88	1.84
Interest and fees[9]	—	—	—	—	0.16	0.20	—
Expenses net of fee waivers	1.66[7]	1.74	1.75	1.90[7,8]	2.00	2.08	1.84
Net investment income	4.31[7]	4.22	4.42	5.34[7]	4.09	4.05	4.11
Portfolio turnover (%)	11	32	14	49	75	63	52

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

24	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	11-30-11[1]	5-31-11	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning
of period	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Net investment income[3]	0.17	0.33	0.34	0.28	0.34	0.34	0.35
Net realized and unrealized gain
(loss) on investments	0.15	(0.26)	0.63	(0.58)	(0.33)	(0.35)	0.05
Total from investment operations	0.32	0.07	0.97	(0.30)	0.01	(0.01)	0.40
Less distributions
From net investment income	(0.16)	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)	(0.34)
Net asset value, end of period	$7.98	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Total return (%)[4]	4.16[5,6]	0.91	13.30[6]	(3.59)[5]	0.06[6]	(0.15)[6]	4.83[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$55	$51	$59	$35	$23	$9	$9
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.73[7]	1.74	1.76	1.90[7,8]	1.84	1.88	1.84
Interest and fees[9]	—	—	—	—	0.16	0.20	—
Expenses net of fee waivers	1.66[7]	1.74	1.75	1.90[7,8]	2.00	2.08	1.84
Net investment income	4.31[7]	4.22	4.40	5.29[7]	4.11	4.02	4.09
Portfolio turnover (%)	11	32	14	49	75	63	52

1 Semiannual period from 6-1-11 to 11-30-11. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a non-diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio

26	High Yield Municipal Bond Fund | Semiannual report

securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended November 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | High Yield Municipal Bond Fund	27

For federal income tax purposes, the Fund has a capital loss carryforward of $14,340,958 available to offset future net realized capital gains as of May 31, 2011. The following table details the capital loss carryforward available as of May 31, 2011:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31

2012	2013	2014	2015	2016	2017	2018	2019

$2,816,241	$1,681,342	$119,574	$1,176,656	$502,278	$3,292,390	$4,265,466	$487,011

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, accretion on debt securities and distributions payable.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statement disclosure.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

28	High Yield Municipal Bond Fund | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net assets, (b) 0.5625% of the next $75,000,000, (c) 0.5000% of the next $1,850,000,000, (d) 0.4800% of the next $2,000,000,000 and (e) 0.4500% of the Fund’s average daily net assets in excess of $4,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2011 were equivalent to an annual effective rate of 0.56% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012. Accordingly, these fee limitations amounted to $64,400, $2,928 and $17,979 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2011.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $161,658 for the six months ended November 30, 2011. Of this amount, $347 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $159,338 was paid as sales commissions to broker-dealers and $1,973 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase

Semiannual report | High Yield Municipal Bond Fund	29

are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2011, CDSCs received by the Distributor amounted to $11,306 and $2,439 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$240,717	$64,647
Class B	43,461	2,920
Class C	266,843	17,928
Total	$551,021	$85,495

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

30	High Yield Municipal Bond Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2011 and for the year ended May 31, 2011 were as follows:

	Six months ended 11-30-11		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,059,507	$24,390,329	9,266,196	$74,232,523
Distributions reinvested	453,162	3,609,038	885,361	7,004,226
Repurchased	(3,357,042)	(26,676,835)	(11,232,803)	(87,971,154)

Net increase (decrease)	155,627	$1,322,532	(1,081,246)	($6,734,405)

Class B shares

Sold	120,297	$956,017	242,173	$1,945,330
Distributions reinvested	14,101	112,351	24,493	193,500
Repurchased	(106,879)	(850,195)	(308,439)	(2,437,028)

Net increase (decrease)	27,519	$218,173	(41,773)	($298,198)

Class C shares

Sold	666,086	$5,308,319	1,821,167	$14,599,981
Distributions reinvested	97,585	777,265	184,772	1,461,553
Repurchased	(465,650)	(3,707,319)	(2,764,291)	(21,544,242)

Net increase (decrease)	298,021	$2,378,265	(758,352)	($5,482,708)

Net increase (decrease)	481,167	$3,918,970	(1,881,371)	($12,515,311)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $26,957,430 and $26,948,615, respectively, for the six months ended November 30, 2011.

Semiannual report | High Yield Municipal Bond Fund	31

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock High Yield Municipal Bond Fund (the Fund), a series of John Hancock Municipal Securities Trust (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

32	High Yield Municipal Bond Fund | Semiannual report

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Semiannual report | High Yield Municipal Bond Fund	33

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

High Yield Municipal Bond Fund Class A	2.60%	2.83%	2.87%	4.34%
High Yield Muni Category Average	3.97%	0.67%	1.39%	3.90%
BarCap Municipal TR Index	2.38%	4.08%	4.09%	4.83%

The Board noted that, although the Fund had underperformed its Category’s average performance over the one-year period, the Fund had outperformed its Category’s average performance over all other periods. The Board noted that, although the Fund had underperformed its benchmark index’s performance over three longer comparison periods, the index was not specifically for high yield municipal securities. The Board concluded that the Adviser and Subadviser were taking steps to address the underperformance which the Board would continue to monitor.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

34	High Yield Municipal Bond Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio). The Board considered information comparing the Gross Expense Ratio and the Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was one basis point above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.55%	0.54%
Gross Expense Ratio	0.98%	0.99%
Net Expense Ratio	0.98%	0.89%

The Board viewed favorably the new contractual agreement to decrease Rule 12b-1 fees from 0.25% to 0.15% for Class A shares from August 1, 2011 until September 30, 2012. The Board favorably considered the impact of this contractual agreement towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Semiannual report | High Yield Municipal Bond Fund	35

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

36	High Yield Municipal Bond Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin*
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman#	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore,* Vice Chairman^	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Retired, effective 12-31-11
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | High Yield Municipal Bond Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	590SA 11/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable. (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 23, 2012

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 23, 2012